MATERIAL ACCOUNTING POLICIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reclassifications or changes in presentation [line items]
Goodwill	$ 16,280,000,000	$ 16,280,000,000
Government grants	134,000,000	111,000,000
Proceeds from government grants	59,000,000	59,000,000
Unsecured Non-Revolving Credit Facility
Disclosure of reclassifications or changes in presentation [line items]
Maximum borrowing capacity	815,000,000	$ 665,000,000
Several individually immaterial acquisitions
Disclosure of reclassifications or changes in presentation [line items]
Goodwill	$ 63,000,000